                                   [LOGO]

                                   Smith Barney
                                   Massachusetts
                                   Municipals Fund

                                   ------------------
                                   SEMI-ANNUAL REPORT
                                   ------------------

                                   May 31, 1998

                         [LOGO]    Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.(SM)

                                      [PHOTO]               [PHOTO]

                                      HEATH B.              LAWRENCE T.
                                      MCLENDON              MCDERMOTT

                                      Chairman              Vice President and
                                                            Investment Officer

Smith Barney
Massachusetts
Municipals Fund

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Massachusetts Municipals Fund ("Fund") for the period ended May 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six months ended May 31, 1998, the Class A shares of the Fund posted a total return of 3.81% outperforming the average for Massachusetts tax-exempt funds according to Lipper Analytical Services, Inc. of 3.03% for the same period. (Lipper is a major independent fund-tracking organization.) For performance information on the Fund's other share classes, please refer to page four.

During the six months covered by this report, the Fund distributed income dividends totaling $0.33 and a capital gain distribution of $0.0113 per Class A share. Based on its net asset value ("NAV") of $13.34 as of May 31, 1998 and current monthly income dividend rate of $0.054 per share, this equates to an annualized distribution rate of 4.86%. For a Massachusetts state resident in the combined federal and state tax bracket of 43.68%, the tax-free yield of 4.86% is equivalent to a taxable yield of 8.63%. (This figure assumes an investor is in the federal income tax bracket of 36%.)

Market and Economic Overview

Interest rates continued to decline overall during the course of the reporting period. However, the bond markets did experience volatility as investors responded to a conflicting combination of low inflation and falling unemployment. The Federal Reserve Board ("Fed") last raised the federal-funds rate by 0.25% in March 1997, but has since chosen to remain on the sidelines. (The federal-funds rate is the interest rate banks charge each other for overnight loans and a closely watched indicator of the direction of interest rates.) However, the persistent strength of the U.S. economy heightened fears among many investors that the Fed would raise short-term interest rates.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     1

Since the end of October, the dominant theme in the financial markets has been the Asian financial crisis and the extent of the impact it will have on the U.S. economy. Moreover, we expect at least a modest dampening effect on growth in the first part of the year with inflation continuing to trend lower in spite of wage pressures resulting from an extremely tight labor market.

Since Asia's problems surfaced last summer, many investors have gravitated to "safe" investments such as U.S. Treasurys. Foreign investors, who have nothing to gain by investing in municipal bonds, have been big buyers of U.S. Treasury notes and bonds lately.

Massachusetts Economic Highlights

At the end of April 1998, Moody's Investor Services, Inc. upgraded the general obligation bonds of the Commonwealth of Massachusetts because of the State's well-established track record of strong fiscal controls as well as the budget's surplus. Within the Fund, we have continued to emphasize select healthcare and education issues because we believed they represented good values during the reporting period.

We expect these fiscal conditions to continue which have resulted in historic budget surplus reserve levels. In addition, the recent credit quality upgrade of Massachusetts general obligation debt reflects the State's high levels of affluence and the fact that its diverse economy is growing more rapidly than the rest of the Northeast.

Investment Strategy

The Fund's investment strategy continues to seek to provide Massachusetts investors with as high a level of dividend income exempt from federal income taxes and Massachusetts state personal income taxes as is consistent with prudent investment management and the preservation of capital. In addition, we strive to maintain a high-quality portfolio. As of May 31, 1998, over 94% of the Fund's holdings were rated investment grade or better, of which approximately 53% were rated triple-A by either Standard & Poor's Ratings Service or Moody's Investors Service Inc. (Investment-grade bonds are those rated in one of the four highest ratings categories by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.) At the end of the reporting period, the Fund's average weighted maturity was roughly 22 years. In addition, as of May 31, 1998, the top three sectors of the Fund's portfolio of investments consisted of general obligation bonds (21.4%), hospital bonds (21.2%) and transportation bonds (14.2%).


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

Municipal Bond Market Outlook

Municipal bond issuance in 1997 was the second largest in history and the market's ability to absorb these securities was an indication of the healthy investor appetite for tax-free investments. Insurance companies were among the largest buyers of these bonds, but we believe that more and more individual investors are beginning to recognize the attractive investment opportunities that exist in tax-free municipal bonds. Moreover, a heavy supply of bond issues usually depresses prices, which provide us a favorable opportunity to purchase longer-term bonds and enhance the call protection and the relative performance of our funds. In addition, municipal credits have improved, benefiting from the strong economy and low inflation.

Going forward, we remain positive on the prospects for the municipal bond market. We expect a moderately expanding U.S. economy with the Fed maintaining its vigilance against higher inflationary pressure. However, as previously noted, we think that inflation should remain subdued despite rising wage pressures from a tight U.S. labor market. Therefore, our outlook for municipal bonds over the next six months remains optimistic.

In closing, thank you for your investment in the Smith Barney Massachusetts Municipals Fund. We look forward to helping you pursue your investment goals.

Sincerely,

/s/ Heath B. McLendon                         /s/ Lawrence T. McDermott

Heath B. McLendon                             Lawrence T. McDermott
Chairman                                      Vice President and
                                              Investment Officer

June 24, 1998


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     3

===========================================================================================================
Historical Performance -- Class A Shares
===========================================================================================================
                             Net Asset Value
                           ----------------------
                           Beginning       End        Income      Capital Gain      Return        Total
Period Ended               of Period    of Period    Dividends    Distributions   of Capital    Returns(1)
===========================================================================================================
5/31/98                      $13.18      $13.34        $0.33          $0.01           $0.00        3.81%+
-----------------------------------------------------------------------------------------------------------
11/30/97                      12.99       13.18         0.67           0.12            0.00        7.85
-----------------------------------------------------------------------------------------------------------
11/30/96                      12.96       12.99         0.67           0.00            0.00        5.65
-----------------------------------------------------------------------------------------------------------
11/30/95                      11.35       12.96         0.69           0.00            0.00       20.73
-----------------------------------------------------------------------------------------------------------
11/30/94                      13.26       11.35         0.70           0.06            0.00       (9.07)
-----------------------------------------------------------------------------------------------------------
11/30/93                      12.63       13.26         0.74           0.07            0.00       11.74
-----------------------------------------------------------------------------------------------------------
11/30/92                      12.28       12.63         0.77           0.04            0.04       10.06
-----------------------------------------------------------------------------------------------------------
11/30/91                      11.81       12.28         0.84           0.00            0.01       11.57
-----------------------------------------------------------------------------------------------------------
11/30/90                      12.11       11.81         0.85           0.02            0.00        4.93
-----------------------------------------------------------------------------------------------------------
11/30/89                      11.88       12.11         0.86           0.00            0.00        9.43
-----------------------------------------------------------------------------------------------------------
Inception* - 11/30/88         11.40       11.88         0.82           0.06            0.00       12.25+
===========================================================================================================
Total                                                  $7.94          $0.38           $0.05
===========================================================================================================

===========================================================================================================
Historical Performance -- Class B Shares
===========================================================================================================
                             Net Asset Value
                           ----------------------
                           Beginning       End        Income      Capital Gain      Return        Total
Period Ended               of Period    of Period    Dividends    Distributions   of Capital    Returns(1)
===========================================================================================================
5/31/98                      $13.17      $13.33        $0.29          $0.01           $0.00        3.55%+
-----------------------------------------------------------------------------------------------------------
11/30/97                      12.99       13.17         0.61           0.12            0.00        7.25
-----------------------------------------------------------------------------------------------------------
11/30/96                      12.96       12.99         0.61           0.00            0.00        5.14
-----------------------------------------------------------------------------------------------------------
11/30/95                      11.35       12.96         0.63           0.00            0.00       20.15
-----------------------------------------------------------------------------------------------------------
11/30/94                      13.26       11.35         0.64           0.06            0.00       (9.50)
-----------------------------------------------------------------------------------------------------------
11/30/93                      12.63       13.26         0.68           0.07            0.00       11.09
-----------------------------------------------------------------------------------------------------------
Inception* - 11/30/92         12.52       12.63         0.05           0.00            0.00        1.29+
===========================================================================================================
Total                                                  $3.51          $0.26           $0.00
===========================================================================================================

===========================================================================================================
Historical Performance -- Class C Shares
===========================================================================================================
                             Net Asset Value
                           ----------------------
                           Beginning       End        Income      Capital Gain      Return        Total
Period Ended               of Period    of Period    Dividends    Distributions   of Capital    Returns(1)
===========================================================================================================
5/31/98                      $13.16      $13.32        $0.29          $0.01           $0.00        3.54%+
-----------------------------------------------------------------------------------------------------------
11/30/97                      12.98       13.16         0.60           0.12            0.00        7.21
-----------------------------------------------------------------------------------------------------------
11/30/96                      12.95       12.98         0.60           0.00            0.00        5.09
-----------------------------------------------------------------------------------------------------------
11/30/95                      11.35       12.95         0.63           0.00            0.00       20.04
-----------------------------------------------------------------------------------------------------------
Inception* - 11/30/94         11.34       11.35         0.04           0.00            0.00        0.40+
===========================================================================================================
Total                                                  $2.16          $0.13           $0.00
===========================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

================================================================================
Average Annual Total Return
================================================================================

                                              Without Sales Charge(1)
                                  ----------------------------------------------
                                    Class A          Class B          Class C
================================================================================
Six Months Ended 5/31/98+             3.81%            3.55%            3.54%
--------------------------------------------------------------------------------
Year Ended 5/31/98                    9.99             9.47             9.43
--------------------------------------------------------------------------------
Five Years Ended 5/31/98              6.21             5.66              N/A
--------------------------------------------------------------------------------
Ten Years Ended 5/31/98               8.11              N/A              N/A
--------------------------------------------------------------------------------
Inception* through 5/31/98            8.28             6.62            10.06
================================================================================
                                              With Sales Charge(2)
                                  ----------------------------------------------
                                    Class A          Class B          Class C
================================================================================
Six Months Ended 5/31/98+             (0.35)%          (0.95)%          2.54%
--------------------------------------------------------------------------------
Year Ended 5/31/98                     5.57             4.97            8.43
Five Years Ended 5/31/98               5.34             5.50             N/A
Ten Years Ended 5/31/98                7.68              N/A             N/A
Inception* through 5/31/98             7.85             6.62           10.06
================================================================================

================================================================================
Cumulative Total Return
================================================================================

                                                       Without Sales Charge(1)
================================================================================
Class A (5/31/88 through 5/31/98)                             118.17%
--------------------------------------------------------------------------------
Class B (Inception* through 5/31/98)                           42.86
--------------------------------------------------------------------------------
Class C (Inception* through 5/31/98)                           40.60
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B and C shares are December 21, 1987, November 6, 1992 and November 10, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     5

================================================================================
Historical Performance (unaudited)
================================================================================

                 Growth of $10,000 Invested in Class A Shares of
               the Smith Barney Massachusetts Municipals Fund vs.
                    Lehman Brothers Municipal Bond Index and
                  Lipper Massachusetts Municipal Fund Average+

--------------------------------------------------------------------------------
                              May 1988 -- May 1998


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Smith Barney Massachusetts           Lehman Brothers                   Lipper Massachusetts
                    Municipals Fund               Municipal Bond Index               Municipal Fund Average
                    ---------------               --------------------               ----------------------
5/88                   $10,100                           $10,000                              $10,000
11/88                  $10,243                           $10,493                              $10,568
11/89                  $11,208                           $11,649                              $11,572
11/90                  $11,760                           $12,547                              $12,257
11/91                  $13,121                           $13,834                              $13,569
11/92                  $14,441                           $15,221                              $14,961
11/93                  $16,136                           $16,908                              $16,708
11/94                  $14,673                           $16,021                              $15,517
11/95                  $17,714                           $19,050                              $18,384
11/96                  $18,715                           $20,169                              $19,305
11/97                  $20,184                           $21,615                              $20,576
5/98                   $20,952                           $22,782                              $21,200



+ Hypothetical illustration of $10,000 invested in Class A shares at May 31, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1998. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Massachusetts Municipal Fund Average is composed of the Fund's peer group of mutual funds (50 funds as of May 31, 1998). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

================================================================================
Portfolio Highlights (unaudited)                                    May 31, 1998
================================================================================


Industry Breakdown

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Pollution Control                  2.6%
General Obligation                21.4%
Water & Sewer                      4.2%
Housing: Multi-Family              3.5%
Housing: Single-Family             6.2%
Hospitals                         21.2%
Miscellaneous                      2.4%
Life Care Systems                  5.7%
Education                         10.5%
Utilities                          5.2%
Industrial Development             2.9%
Transportation                    14.2%


Summary of Investments by Combined Ratings

                                     Standard &                Percentage of
Moody's             and/or             Poor's                 Total Investments
--------------------------------------------------------------------------------
    Aaa                                  AAA                          53.0%
    Aa                                   AA                           16.5
     A                                    A                           10.7
    Baa                                  BBB                          13.4
    Ba                                   BB                            1.2
     B                                    B                            1.9
  VMIG 1                                 A-1                           0.8
    NR                                   NR                            2.5
                                                                     -----
                                                                     100.0%
                                                                     =====

--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     7

===========================================================================================================
Schedule of Investments (unaudited)                                                            May 31, 1998
===========================================================================================================
     FACE
    AMOUNT      RATINGS                               SECURITY                                    VALUE
===========================================================================================================
MUNICIPAL BONDS AND NOTES -- 100%
Education -- 10.5%

$    155,000    A        Massachusetts Educational Loan Authority, Issue D,
                            Series A, 7.650% due 1/1/07(a)                                      $   160,106
   1,500,000    AAA      Massachusetts State Health & Educational Facilities
                            Authority Revenue, Northeastern University, Series G,
                            5.000% due 10/1/28                                                    1,460,625
                         Massachusetts State Industrial Finance Agency Revenue:
   1,000,000    AAA         Assumption College Issue, CONNIE LEE-Insured,
                               6.000% due 7/1/26                                                  1,076,250
     750,000    A-          Clark University, Series E, 7.000% due 7/1/12                           813,750
     500,000    Baa1*       Concord Academy, 5.450% due 9/1/17                                      504,375
   1,000,000    BBB-        Dana Hall School Issue, 5.900% due 7/1/27                             1,032,500
   1,000,000    AAA         Simons Rock College, AMBAC-Insured, 5.500% due 6/1/27                 1,023,750
     500,000    AAA      Southeastern Massachusetts University, Series A,
                            AMBAC-Insured, 5.900% due 5/1/12                                        541,250
-----------------------------------------------------------------------------------------------------------
                                                                                                  6,612,606
-----------------------------------------------------------------------------------------------------------
General Obligation -- 21.4%
     250,000    A        Brockton Utility GO, 6.125% due 6/15/18                                    265,312
   1,320,000    Aaa*     Easton GO, MBIA-Insured, 5.000% due 10/1/17                              1,313,400
     250,000    AAA      Groveland GO, AMBAC-Insured, 6.850% due 6/15/06                            272,500
   1,000,000    AAA      Haverhill Revenue Bonds, Series A, AMBAC-Insured,
                            6.700% due 9/1/10                                                     1,091,250
                         Holyoke GO, FSA-Insured:
   1,330,000    AAA         5.200% due 8/1/17                                                     1,348,288
     500,000    AAA         Series B, 6.125% due 8/1/13                                             542,500
     500,000    AAA      Lowell GO, AMBAC-Insured, 6.000% due 8/1/14                                543,125
   1,250,000    Aaa*     Lynn GO, MBIA-Insured, 5.000% due 2/15/17                                1,243,750
     750,000    Aaa*     Nantucket GO, MBIA-Insured, 5.125% due 7/15/12                             767,812
     610,000    AAA      New Bedford Municipal Purpose Loan, FSA-Insured,
                            5.625% due 10/1/16                                                      642,788
   1,500,000    AAA      North Andover Municipal Purpose Loan, FGIC-Insured,
                            4.750% due 1/15/18                                                    1,443,750
     250,000    AAA      North Reading GO, MBIA-Insured, 6.875% due 6/15/07                         272,500
     795,000    AA-      Plymouth County GO, COP, Series A, 6.750% due 10/1/04(b)                   881,456
     200,000    A        Puerto Rico Commonwealth GO, 8.000% due 7/1/08                             204,594
                         Revere GO, Series A, FSA-Insured:
     300,000    AAA         5.400% due 6/15/15                                                      311,250
     265,000    AAA         5.400% due 6/15/16                                                      273,613
     500,000    AAA      Revere Municipal Purpose Loan, Bank Qualified, FSA-Insured,
                            6.125% due 6/15/13                                                      545,000
     500,000    AAA      Salem GO, AMBAC-Insured, 6.800% due 8/15/10(b)                             546,875
   1,000,000    AAA      Worcester GO, MBIA-Insured, 5.000% due 8/1/14                            1,005,000
-----------------------------------------------------------------------------------------------------------
                                                                                                 13,514,763
-----------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

===========================================================================================================
Schedule of Investments (unaudited) (continued)                                                May 31, 1998
===========================================================================================================
     FACE
    AMOUNT      RATINGS                               SECURITY                                    VALUE
===========================================================================================================
Hospitals -- 21.2%
                         Massachusetts State Health & Educational Facilities
                            Authority Revenue:
$    750,000    A3*            Addison Gilbert Hospital, Series C, 5.750% due 7/1/23            $   771,562
     250,000    A              Beth Israel Hospital, Series E, 7.000% due 7/1/14                    261,908
   1,000,000    A              Brockton Hospital, Series B, 8.100% due 7/1/13(b)                  1,012,830
   2,000,000    AAA            Catholic Health East, Series A, AMBAC-Insured,
                                  5.000% due 11/15/28                                             1,932,500
     750,000    Ba1*           Central New England Health Systems, Series A,
                                  6.300% due 8/1/18                                                 785,625
   1,000,000    Baa1*          Faulkner Hospital, Series C, 6.000% due 7/1/13                     1,056,250
   1,500,000    BBB+           Jordan Hospital, Series D, 5.375% due 10/1/28                      1,471,875
   1,000,000    AAA            Massachusetts General Hospital, Series F,
                                  AMBAC-Insured, 6.250% due 7/1/20                                1,083,750
   1,000,000    AAA            Medical Center of Central Massachusetts,
                                  AMBAC-Insured, 6.550% due 6/23/22(b)                            1,146,250
     500,000    AAA            Morton Hospital & Medical Center, Series B,
                                  CONNIE LEE-Insured, 5.500% due 7/1/23                             508,750
   1,185,000    B1*            Saint Memorial Medical Center, Series A,
                                  6.000% due 10/1/23                                              1,189,444
     700,000    AAA            Valley Regional Health System, Series C,
                                  CONNIE LEE-Insured, 7.000% due 7/1/06                             812,875
                            Youville House, FHA-Insured, Project A:
     500,000    Aa2*           5.950% due 2/15/17                                                   531,250
     750,000    Aa2*           6.050% due 2/15/29                                                   796,875
-----------------------------------------------------------------------------------------------------------
                                                                                                 13,361,744
-----------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.5%
   1,000,000    AAA      Framingham Housing Authority Mortgage Revenue,
                            Beaver Terrace Apartments, Series A,
                            GNMA-Collateralized, 6.650% due 2/20/32                               1,048,750
   1,120,000    A+       Massachusetts State HFA, Housing Project, Series A,
                            6.375% due 4/1/21(b)                                                  1,188,600

-----------------------------------------------------------------------------------------------------------
                                                                                                  2,237,350
-----------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 6.2%
                         Massachusetts State HFA, Housing Revenue,
                            Single-Family Housing:
     100,000    Aa3*           Series 5, 8.375% due 6/1/15                                          101,000
     945,000    AAA            Series 14, FHA-Insured, 7.700% due 12/1/14                           988,706
     600,000    Aa3*           Series 18, 7.350% due 12/1/16                                        637,500
   1,000,000    Aa3*           Series 31, 6.450% due 12/1/16(b)                                   1,071,250
   1,000,000    Aa3*           Series 38, 7.200% due 12/1/26(a)(b)                                1,096,250
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,894,706
-----------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     9

===========================================================================================================
Schedule of Investments (unaudited) (continued)                                                May 31, 1998
===========================================================================================================
     FACE
    AMOUNT      RATINGS                               SECURITY                                    VALUE
===========================================================================================================
Industrial Development -- 2.9%
                         Massachusetts State Industrial Finance Agency,
                            Resource Recovery Revenue, Series A:
$    250,000    Baa1*          Refusetech Inc. Project, 6.300% due 7/1/05                       $   268,125
     500,000    NR             S.E. Massachusetts Project, 9.000% due 7/1/15(b)                     565,000
   1,000,000    NR       Massachusetts State Industrial Finance Agency Revenue,
                            (Chestnut Knoll Project A), 5.625% due 2/15/25                          997,500
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,830,625
-----------------------------------------------------------------------------------------------------------
Life Care Systems -- 5.7%
                         Massachusetts Industrial Finance Agency
                            Health Care Facilities:
   1,450,000    AAA            Arbors at Amherst Project, Assisted Living Facilities
                                  Revenue, GNMA-Collateralized, 5.750% due 6/20/17                1,540,625
   2,000,000    A              Jewish Geriatric Services, Series B, 5.500% due 5/15/27            2,040,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,580,625
-----------------------------------------------------------------------------------------------------------
Miscellaneous -- 1.6%
   1,000,000    AAA      Martha's Vineyard Loaned Bank Revenue, Series A, FSA-Insured,
                            5.125% due 5/1/18                                                     1,002,500
-----------------------------------------------------------------------------------------------------------
Pollution Control -- 2.6%
   1,500,000    AA+      Massachusetts State Water Pollution, Series A,
                            6.375% due 2/1/15(b)                                                  1,646,250
-----------------------------------------------------------------------------------------------------------
Short-Term(c) -- 0.8%
     500,000    A-1+     Puerto Rico Commonwealth Government Development Bank,
                            MBIA-Insured, 3.700% due 12/1/15                                        500,000
-----------------------------------------------------------------------------------------------------------
Transportation -- 14.2%
     750,000    BBB      Guam Airport Authority Revenue, Series A,
                            6.500% due 10/1/23                                                      813,750
   2,000,000    AA-      Massachusetts Bay Transportation Authority Revenue,
                            General Transportation Systems, Series C,
                            5.000% due 3/1/24                                                     1,952,500
                         Massachusetts State Port Authority Revenue, Series A:
   1,750,000    AA-         5.000% due 7/1/27                                                     1,695,312
   1,900,000    AAA         Special Facilities, (U.S. Air Project), MBIA-Insured,
                               5.875% due 9/1/23(a)                                               1,999,750
   6,000,000    Aaa*     Massachusetts State Turnpike Authority, Metropolitan
                            Highway System Revenue, Capital Appreciation,
                               Series C, MBIA-Insured, zero coupon due 1/1/16                     2,475,000
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,936,312
-----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.



--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

===========================================================================================================
Schedule of Investments (unaudited) (continued)                                                May 31, 1998
===========================================================================================================
     FACE
    AMOUNT      RATINGS                               SECURITY                                    VALUE
===========================================================================================================
Utilities -- 5.2%

$  2,000,000    BBB+     Massachusetts Municipal Wholesale Electric Co., Power
                            Supply Revenue, Series D, 6.125% due 7/1/19(b)                      $ 2,087,500
   1,250,000    BBB+     Puerto Rico Electric Power Authority Revenue,
                            Series DD, 5.000% due 7/1/28                                          1,220,312
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,307,812
-----------------------------------------------------------------------------------------------------------
Water & Sewer -- 4.2%
                         Massachusetts State Water Resource Authority:
   1,750,000    AAA         Series A, FSA-Insured, 4.750% due 8/1/37                              1,618,750
   1,000,000    AAA         Series B, MBIA-Insured, 5.500% due 3/1/17                             1,027,500
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,646,250
-----------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $60,216,408**)                                                $63,071,543
===========================================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(b)  Security is segregated by Custodian for open purchase commitment.

(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 12 and 13 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    11

================================================================================
Bond Ratings (unaudited)
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB - " rating.

Moody -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited) (continued)
================================================================================

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR     -- Indicates that the bond is not rated by Standard & Poor's or
          Moody's.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG     -- Association of Bay Area
            Governments
AIG      -- American International Guaranty
AMBAC    -- AMBAC Indemnity Corporation
BAN      -- Bond Anticipation Notes
BIG      -- Bond Investors Guaranty
CGIC     -- Capital Guaranty Insurance
CONNIE   -- College Construction Loan
   LEE      Insurance Association
COP      -- Certificate of Participation
EDA      -- Economic Development Authority
FGIC     -- Financial Guaranty Insurance Company
FHA      -- Federal Housing Administration
FHLMC    -- Federal Home Loan Mortgage Corporation
FLAIRS   -- Floating Adjustable Interest Rate Securities
FNMA     -- Federal National Mortgage Association
FRTC     -- Floating Rate Trust Certificates
FSA      -- Federal Security Assurance
GIC      -- Guaranteed Investment Contract
GNMA     -- Government National
            Mortgage Association
GO       -- General Obligation
HDC      -- Housing Development Corporation
HFA      -- Housing Finance Authority
IDA      -- Industrial Development Authority
IDB      -- Industrial Development Board
IDR      -- Industrial Development Revenue
INFLOS   -- Inverse Floaters Company
ISD      -- Independent School District
LOC      -- Letter of Credit
MBIA     -- Municipal Bond Investors Assurance Corporation
MVRICS   -- Municipal Variable Rate lnverse  Coupon Security
PCR      -- Pollution Control Revenue
PSF      -- Permanent School Fund
RAN      -- Revenue Anticipation Notes
RIBS     -- Residual Interest Bonds
RITES    -- Residual Interest Tax-Exempt Securities
SYCC     -- Structured Yield Curve Certificate
TAN      -- Tax Anticipation Notes
TECP     -- Tax-Exempt Commercial Paper
TOB      -- Tender Option Bonds
TRAN     -- Tax and Revenue Anticipation Notes
VA       -- Veterans Administration
VRDD     -- Variable Rate Daily Demand
VRWD     -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    13

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 1998
================================================================================

ASSETS:
   Investments, at value (Cost-- $60,216,408)                       $63,071,543
   Cash                                                                  37,844
   Interest receivable                                                1,079,915
   Receivable for Fund shares sold                                      165,000
-------------------------------------------------------------------------------
   Total Assets                                                      64,354,302
-------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   1,464,671
   Dividends payable                                                    293,986
   Investment advisory fees payable                                      14,201
   Administration fees payable                                            4,493
   Distribution fees payable                                              4,392
   Accrued expenses                                                     162,005
-------------------------------------------------------------------------------
   Total Liabilities                                                  1,943,748
-------------------------------------------------------------------------------
Total Net Assets                                                    $62,410,554
===============================================================================
NET ASSETS:
   Par value of shares of beneficial interest                       $     4,681
   Capital paid in excess of par value                               58,998,427
   Overdistributed net investment income                                (72,861)
   Accumulated net realized gain on security transactions               625,172
   Net unrealized appreciation of investments                         2,855,135
===============================================================================
Total Net Assets                                                    $62,410,554
===============================================================================
Shares Outstanding:
   Class A                                                            2,486,906
   ----------------------------------------------------------------------------
   Class B                                                            2,110,274
   ----------------------------------------------------------------------------
   Class C                                                               83,913
   ----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                        $13.34
   ----------------------------------------------------------------------------
   Class B*                                                              $13.33
   ----------------------------------------------------------------------------
   Class C**                                                             $13.32
   ----------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.17% of net asset value per share)             $13.90
===============================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended May 31, 1998

INVESTMENT INCOME:
   Interest                                                            $  1,717,737
-----------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 4)                                               118,511
   Investment advisory fees (Note 4)                                         92,725
   Administration fees (Note 4)                                              61,817
   Audit and legal                                                           21,100
   Shareholder communications                                                21,000
   Shareholder and system servicing fees                                     17,000
   Trustees' fees                                                             7,500
   Pricing service fees                                                       5,300
   Registration fees                                                          4,000
   Custody                                                                    2,000
   Other                                                                      4,000
-----------------------------------------------------------------------------------
   Total Expenses                                                           354,953
   Less: Investment advisory and administration fees waiver (Note 4)        (46,362)
-----------------------------------------------------------------------------------
   Net Expenses                                                             308,591
-----------------------------------------------------------------------------------
Net Investment Income                                                     1,409,146
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 5):
   Net Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                                17,836,877
      Cost of securities sold                                            17,211,901
-----------------------------------------------------------------------------------
   Net Realized Gain                                                        624,976
   Change in Net Unrealized Appreciation of Investments:
      Beginning of period                                                 2,660,948
      End of period                                                       2,855,135
-----------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                  194,187
-----------------------------------------------------------------------------------
Net Gain on Investments                                                     819,163
-----------------------------------------------------------------------------------
Increase in Net Assets From Operations                                 $  2,228,309
===================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    15

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 1998 (unaudited) and the Year Ended November 30, 1997

                                                           1998            1997
===================================================================================
OPERATIONS:
    Net investment income                               $ 1,409,146     $ 2,855,723
    Net realized gain                                       624,976         880,377
    Increase in net unrealized appreciation                 194,187         568,601
-----------------------------------------------------------------------------------
    Increase in Net Assets From Operations                2,228,309       4,304,701
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
    Net investment income                                (1,447,206)     (2,914,026)
    Net realized gains                                      (52,997)       (570,191)
-----------------------------------------------------------------------------------
    Decrease in Net Assets From
       Distributions to Shareholders                     (1,500,203)     (3,484,217)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares                      5,252,915       6,670,106
    Net asset value of shares issued
       for reinvestment of dividends                        689,783       2,041,608
    Cost of shares reacquired                            (5,012,882)     (7,942,053)
-----------------------------------------------------------------------------------
    Increase in Net Assets From
       Fund Share Transactions                              929,816         769,661
-----------------------------------------------------------------------------------
Increase in Net Assets                                    1,657,922       1,590,145

NET ASSETS:
    Beginning of period                                  60,752,632      59,162,487
-----------------------------------------------------------------------------------
    End of period*                                      $62,410,554     $60,752,632
===================================================================================
* Includes overdistributed net investment income of:       $(72,861)       $(34,801)
===================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.   Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.   Fund Concentration

Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.

3.   Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    17

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4.   Investment Advisory Agreement, Administration Agreement and Other
     Transactions

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC a fee calculated at an annual rate of 0.30% of its average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1998, the Fund waived $19,472 of its investment advisory fees.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. For the six months ended May 31, 1998, the Fund waived $26,890 of its administration fees.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of the Fund's shares. For the six months ended May 31, 1998, SB received sales charges of approximately $43,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended May 31, 1998, CDSCs paid to SB for Class B shares were approximately $23,000.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets of each class. For the six months ended May 31, 1998, total Distribution Plan fees incurred were:

                                       Class A          Class B          Class C
================================================================================
Distribution Plan Fees                 $24,771          $91,274          $2,466
================================================================================


All officers and one Trustee of the Fund are employees of SB.


--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5.   INVESTMENTS

For the six months ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $19,561,182
--------------------------------------------------------------------------------
Sales                                                               17,836,877
================================================================================


At May 31, 1998, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $2,916,007
Gross unrealized depreciation                                          (60,872)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $2,855,135
================================================================================

6.   SHARES OF BENEFICIAL INTEREST

At May 31, 1998, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At May 31, 1998, total paid-in capital amounted to the following for each class:

                                    Class A           Class B          Class C
===============================================================================
Total Paid-in Capital             $30,555,195       $27,351,781      $1,096,132
================================================================================


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    19

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                       Six Months Ended                Year Ended
                                         May 31, 1998              November 30, 1997
                                   -----------------------      ------------------------
                                    Shares        Amount           Shares      Amount
========================================================================================
Class A
Shares sold                         143,419    $ 1,908,278        328,135    $ 4,290,143
Shares issued on reinvestment        28,438        378,317         82,883      1,079,455
Shares redeemed                    (168,838)    (2,246,785)      (244,202)    (3,177,789)
----------------------------------------------------------------------------------------
Net Increase                          3,019    $    39,810        166,816    $ 2,191,809
========================================================================================
Class B
Shares sold                         198,094    $ 2,635,210        161,821    $ 2,099,145
Shares issued on reinvestment        22,672        301,407         72,576        944,328
Shares redeemed                    (205,424)    (2,730,487)      (362,492)    (4,708,332)
----------------------------------------------------------------------------------------
Net Increase (Decrease)              15,342    $   206,130       (128,095)   $(1,664,859)
========================================================================================
Class C
Shares sold                          53,319    $   709,427         21,630    $   280,818
Shares issued on reinvestment           759         10,059          1,369         17,825
Shares redeemed                      (2,670)       (35,610)        (4,321)       (55,932)
----------------------------------------------------------------------------------------
Net Increase                         51,408    $   683,876         18,678    $   242,711
========================================================================================


7.   SUBSEQUENT EVENT

The Board of Directors of the Fund approved the renaming of Class C shares to Class L which became effective on June 12, 1998. In addition, effective June 15, 1998 Class L shares were to be sold at net asset value per share plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% CDSC if redemptions occur within one year from initial purchase. Until June 25, 1999, purchases of Class L shares by investors who were holders of Class C shares of the Fund on June 12, 1998 will not be subject to the 1.00% front-end sales charge.

--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares                       1998(1)           1997           1996           1995           1994         1993(2)
========================================================================================================================
Net Asset Value,
   Beginning of Period               $13.18           $12.99         $12.96         $11.35         $13.26         $12.63
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (3)           0.32             0.66           0.68           0.69           0.70           0.72
   Net realized and unrealized
      gain (loss)                      0.18             0.32           0.02           1.61          (1.85)          0.72
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
   From Operations                     0.50             0.98           0.70           2.30          (1.15)          1.44
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income              (0.33)           (0.67)         (0.67)         (0.69)         (0.70)         (0.74)
   Net realized gains                 (0.01)           (0.12)            --             --          (0.06)         (0.07)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.34)           (0.79)         (0.67)         (0.69)         (0.76)         (0.81)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                     $13.34           $13.18         $12.99         $12.96         $11.35         $13.26
------------------------------------------------------------------------------------------------------------------------
Total Return                           3.81%++          7.85%          5.65%         20.73%         (9.07)%        11.74%
------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (000s)             $33,170          $32,736        $30,109        $29,159        $27,634        $32,592
------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses (3)                        0.84%+           0.80%          0.80%          0.83%          0.81%          0.82%
   Net investment income               4.80+            5.07           5.32           5.42           5.55           5.49
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  29%              58%            23%            10%            37%            10%
========================================================================================================================

(1)  For the six months ended May 31, 1998 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) The investment adviser waived all or part of its fees for the six months ended May 31, 1998 and the five years ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                           Per Share Decreases                              Expense Ratios
                        to Net Investment Income                          Without Fee Waivers
                ----------------------------------------        ----------------------------------------
                1998   1997   1996    1995   1994   1993        1998   1997   1996    1995   1994   1993
                ----   ----   ----    ----   ----   ----        ----   ----   ----    ----   ----   ----
     Class A    $0.01  $0.01  $0.01   $0.03  $0.04  $0.05      0.99%+  0.88%  0.91%   1.07%  1.09%  1.18%

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    21

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class B Shares                       1998(1)           1997           1996           1995           1994         1993(2)
========================================================================================================================
Net Asset Value,
   Beginning of Period               $13.17           $12.99         $12.96         $11.35         $13.26         $12.63
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (3)           0.28             0.60           0.61           0.63           0.63           0.66
   Net realized and unrealized
      gain (loss)                      0.18             0.31           0.03           1.61          (1.84)          0.72
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
   From Operations                     0.46             0.91           0.64           2.24          (1.21)          1.38
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income              (0.29)           (0.61)         (0.61)         (0.63)         (0.64)         (0.68)
   Net realized gains                 (0.01)           (0.12)            --             --          (0.06)         (0.07)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.30)           (0.73)         (0.61)         (0.63)         (0.70)         (0.75)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                     $13.33           $13.17         $12.99         $12.96         $11.35         $13.26
------------------------------------------------------------------------------------------------------------------------
Total Return                           3.55%++          7.25%          5.14%         20.15%         (9.50)%        11.09%
------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (000s)             $28,123          $27,589        $28,874        $28,726        $23,279        $22,317
------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses (3)                        1.35%+           1.31%          1.31%          1.35%          1.32%          1.31%
   Net investment income               4.28+            4.57           4.81           4.94           5.04           4.99
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  29%              58%            23%            10%            37%            10%
========================================================================================================================

(1)  For the six months ended May 31, 1998 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(3) The investment adviser has waived all or part of its fees for the six months ended May 31, 1998 and the five years ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:


                           Per Share Decreases                              Expense Ratios
                        to Net Investment Income                          Without Fee Waivers
                ----------------------------------------        ----------------------------------------
                1998   1997   1996    1995   1994   1993        1998   1997   1996    1995   1994   1993
                ----   ----   ----    ----   ----   ----        ----   ----   ----    ----   ----   ----
     Class B    $0.01  $0.01  $0.01   $0.04  $0.03  $0.05      1.50%+  1.39%  1.42%   1.59%  1.60%  1.68%

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares                            1998(1)          1997         1996         1995       1994(2)
=======================================================================================================
Net Asset Value, Beginning of Period      $13.16          $12.98       $12.95       $11.35       $11.34
-------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income (3)                0.29            0.59         0.60         0.63         0.05
   Net realized and unrealized gain         0.17            0.31         0.03         1.60           --
-------------------------------------------------------------------------------------------------------
Total Income From Operations                0.46            0.90         0.63         2.23         0.05
-------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                   (0.29)          (0.60)       (0.60)       (0.63)       (0.04)
   Net realized gains                      (0.01)          (0.12)          --           --           --
-------------------------------------------------------------------------------------------------------
Total Distributions                        (0.30)          (0.72)       (0.60)       (0.63)       (0.04)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $13.32          $13.16       $12.98       $12.95       $11.35
-------------------------------------------------------------------------------------------------------
Total Return                                3.54%++         7.21%        5.09%       20.04%        0.40%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $1,118            $428         $179         $146          $75
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses (3)                             1.36%+          1.34%        1.34%        1.35%        1.36%+
   Net investment income                    4.22+           4.51         4.77         4.65         5.00+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       29%             58%          23%          10%          37%
=======================================================================================================

(1)  For the six months ended May 31, 1998 (unaudited).

(2)  For the period from November 10, 1994 (inception date) to November 30,
     1994.

(3) The investment adviser has waived all or part of its fees for the six months ended May 31 1998, and the three years ended November 30, 1997 and the period ended November 30, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                       Per Share Decreases                               Expense Ratios
                    to Net Investment Income                           Without Fee Waivers
                ---------------------------------               ---------------------------------
                1998   1997   1996    1995   1994               1998   1997   1996    1995   1994
                ----   ----   ----    ----   ----               ----   ----   ----    ----   ----
     Class C    $0.01  $0.01  $0.01   $0.04 $0.00*             1.51%+  1.42%  1.44%   1.58% 1.63%+

*    Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    23

================================================================================
Additional Shareholder Information (unaudited)
================================================================================

On February 6, 1998, a special meeting of shareholders of the Trust was held for the purpose of voting on the following matters:

     1.   To elect Trustees of the Trust; and

     2. To approve or disapprove the reclassification, modification and/or elimination of certain fundamental investment policies.

     The results of the vote on Proposal 1 were as follows:

                              Shares Voted         Percentage         Shares Voted         Percentage
Name of Trustees                   For            Shares Voted           Against          Shares Voted
=======================================================================================================
Herbert Barg                  2,400,608.892          98.891%           26,930.332             1.109%
Alfred J. Bianchetti          2,400,608.892          98.891            26,930.332             1.109
Martin Brody                  2,400,608.892          98.891            26,930.332             1.109
Dwight B. Crane               2,402,966.650          98.988            24,572.574             1.012
Burt N. Dorsett               2,402,966.650          98.988            24,572.574             1.012
Elliot S. Jaffe               2,402,966.650          98.988            24,572.574             1.012
Stephen E. Kaufman            2,402,541.851          98.970            24,997.373             1.030
Joseph J. McCann              2,402,966.650          98.988            24,572.574             1.012
Heath B. McLendon             2,402,966.650          98.988            24,572.574             1.012
Cornelius C. Rose, Jr.        2,402,966.650          98.988            24,572.574             1.012
=======================================================================================================

Proposal 2 requested that shareholders approve certain modifications to the fundamental policies of the Fund in order to modernize them in view of certain regulatory, business or industry developments that have occurred since original adoption of these policies by the Fund. The following chart demonstrates that all proposals were approved by shareholders.

================================================================================
   Issuance of Senior Securities                                   Approved
--------------------------------------------------------------------------------
   Borrowing                                                       Approved
--------------------------------------------------------------------------------
   Lending by the Fund                                             Approved
--------------------------------------------------------------------------------
   Margin and the Short Sales                                      Approved
--------------------------------------------------------------------------------
   Real Estate                                                     Approved
================================================================================

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

                       Percentage                          Percentage                          Percentage
    Shares Voted        of Shares       Shares Voted        of Shares          Shares           of Shares
         For              Voted            Against            Voted          Abstaining         Abstained
==========================================================================================================
    2,268,190.326        93.980%         31,365.268          1.299%          113,936.630         4.721%
==========================================================================================================


--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

Smith Barney                                                        SMITH BARNEY
Massachusetts                                                       ------------
Municipals Fund                                 A Member of TravelersGroup[LOGO]

Trustees                                Investment Adviser
Herbert Barg                            Mutual Management Corp.
Alfred J. Bianchetti
Martin Brody                            Distributor
Dwight B. Crane                         Smith Barney Inc.
Burt N. Dorsett
Elliot S. Jaffe                         Custodian
Stephen E. Kaufman                      PNC Bank, N.A.
Joseph J. McCann
Heath B. McLendon, Chairman             Shareholder
                                        Servicing Agent
Cornelius C. Rose, Jr., Emeritus        First Data Investor Services Group, Inc.
                                        P.O. Box 9134
Officers                                Boston, MA 02205-9134
Heath B. McLendon
President and                           This report is submitted for the general
Chief Executive Officer                 information of the shareholders of the
                                        Smith Barney Massachusetts Municipals
Lewis E. Daidone                        Fund. It is not authorized for
Senior Vice President                   distribution to prospective investors
and Treasurer                           unless accompanied or preceded by a
                                        current Prospectus for the Fund, which
Lawrence T. McDermott                   contains information concerning the
Vice President and                      Fund's investment policies and expenses
Investment Officer                      as well as other pertinent information.

Thomas M. Reynolds                      Smith Barney
Controller                              Massachusetts
                                        Municipals Fund
Christina T. Sydor                      388 Greenwich Street
Secretary                               New York, New York 10013

                                        www.smithbarney.com

                                        FD2227  7/98